Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events
9. Subsequent Events

(a)	Dividend Payments on Series C and Series D Preferred Stock

On July 17, 2023, the Company paid a dividend of $307 in the aggregate on the Company’s outstanding 10,991 Series C Preferred Stock and the 4,323 Series C Preferred Stock awarded to executive management and non-executive directors, pursuant to the Company’s amended and restated 2021 Equity Incentive Plan, to Series C Preferred Stockholders of record date July 14, 2023, for the period from April 15, 2023 up to and including July 14, 2023.

On July 17, 2023, the Company also paid a dividend of $240 in the aggregate on the Company’s outstanding 13,739 shares of Series D Preferred Stock to Series D Preferred Stockholders of record date July 14, 2023, for the period from April 15, 2023 up to and including July 14, 2023.

(b)	Exercises of private placement warrants

During the period from July 1, 2023, to September 8, 2023, the Company received notices of alternative cashless exercises for 4,646,879 private placement warrants issued in the 2023 February Registered Direct Offering for 174,258 shares of common stock. As a result of the abovementioned exercises, as of September 8, 2023, 2,000,000 private placement warrants, exercisable at $20.20 per common share remained available for the issuance of 100,000 common shares on a cash basis, or, alternatively, 75,000 common shares remained available for issuance on a cashless basis.

(c)	Investment in chemical tanker newbuildings

On August 29, 2023, the Company agreed to become a strategic partner and invest in a Norwegian entity, RFSea Infrastructure II AS, that will construct, at Wuhu Shipyard Co., Ltd. (China), under two separate newbuilding contracts, two 6,600 dwt methanol-ready, stainless steel chemical tankers with expected deliveries during the fourth quarter of 2025 and the first quarter of 2026, respectively. As a result of entering this transaction, the Company has committed to this investment the aggregate amount of $4.13 million, which are expected to be paid in three equal instalments of $1.38 each in September 2023, late 2024, and early 2025, respectively.